Schedule of Investments (unaudited)
January 31, 2026
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 ClearBridge Small Cap Growth Fund

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 98.1%
Consumer Discretionary — 6.8%
Automobile Components — 0.3%
Fox Factory Holding Corp.	323,569	$5,953,670 *
Broadline Retail — 1.5%
Global-e Online Ltd.	854,136	31,218,671 *
Diversified Consumer Services — 0.5%
Universal Technical Institute Inc.	375,965	10,463,106 *
Hotels, Restaurants & Leisure — 3.6%
Dutch Bros Inc., Class A Shares	573,340	31,183,963 *
Wingstop Inc.	164,194	43,582,013
Total Hotels, Restaurants & Leisure		74,765,976
Specialty Retail — 0.9%
Boot Barn Holdings Inc.	101,324	18,084,307 *

Total Consumer Discretionary		140,485,730
Consumer Staples — 6.5%
Consumer Staples Distribution & Retail — 5.8%
BJ’s Wholesale Club Holdings Inc.	353,568	32,683,826 *
Casey’s General Stores Inc.	72,788	44,145,922
Grocery Outlet Holding Corp.	946,714	9,022,185 *
Performance Food Group Co.	365,923	34,927,350 *
Total Consumer Staples Distribution & Retail		120,779,283
Personal Care Products — 0.7%
e.l.f. Beauty Inc.	159,086	13,520,719 *

Total Consumer Staples		134,300,002
Energy — 3.3%
Energy Equipment & Services — 2.2%
Archrock Inc.	392,738	11,621,117
Cactus Inc., Class A Shares	605,520	34,048,390
Total Energy Equipment & Services		45,669,507
Oil, Gas & Consumable Fuels — 1.1%
Matador Resources Co.	484,520	21,919,685

Total Energy		67,589,192
Financials — 9.8%
Banks — 2.9%
Pathward Financial Inc.	106,326	9,600,175
UMB Financial Corp.	88,081	11,198,618
Wintrust Financial Corp.	255,320	37,657,147
Total Banks		58,455,940
Capital Markets — 4.1%
Hamilton Lane Inc., Class A Shares	295,007	41,666,788
PJT Partners Inc., Class A Shares	251,994	43,602,522
Total Capital Markets		85,269,310
Financial Services — 2.3%
NMI Holdings Inc.	519,340	20,108,845 *
Shift4 Payments Inc., Class A Shares	470,580	27,783,043 *
Total Financial Services		47,891,888
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — 0.5%
Trupanion Inc.	301,796	$9,654,454 *

Total Financials		201,271,592
Health Care — 21.1%
Biotechnology — 10.7%
Bridgebio Pharma Inc.	335,357	25,913,036 *
Caris Life Sciences Inc.	660,546	15,298,245 *
CG oncology Inc.	245,229	12,764,170 *
Dyne Therapeutics Inc.	276,016	4,937,926 *
Geron Corp.	5,295,910	7,255,397 *
Insmed Inc.	196,752	30,864,486 *
Madrigal Pharmaceuticals Inc.	11,454	5,604,557 *
Mirum Pharmaceuticals Inc.	544,097	56,161,692 *
Protagonist Therapeutics Inc.	169,716	13,882,769 *
Rhythm Pharmaceuticals Inc.	206,493	21,169,662 *
TG Therapeutics Inc.	966,347	28,439,592 *
Total Biotechnology		222,291,532
Health Care Equipment & Supplies — 3.0%
Insulet Corp.	57,840	14,796,050 *
Penumbra Inc.	129,988	46,557,802 *
Total Health Care Equipment & Supplies		61,353,852
Health Care Providers & Services — 4.3%
HealthEquity Inc.	360,320	30,868,614 *
Hims & Hers Health Inc.	182,442	4,942,354 *
RadNet Inc.	453,995	31,825,050 *
Surgery Partners Inc.	1,450,508	21,554,549 *
Total Health Care Providers & Services		89,190,567
Life Sciences Tools & Services — 2.2%
ICON PLC	106,326	19,165,261 *
Medpace Holdings Inc.	44,547	25,947,737 *
Total Life Sciences Tools & Services		45,112,998
Pharmaceuticals — 0.9%
Tarsus Pharmaceuticals Inc.	277,389	17,902,686 *

Total Health Care		435,851,635
Industrials — 28.4%
Aerospace & Defense — 9.6%
Beta Technologies Inc., Class A Shares	159,188	3,422,542 *
BWX Technologies Inc.	261,054	53,628,323
FTAI Aviation Ltd.	158,312	43,111,524
Karman Holdings Inc.	164,688	17,094,614 *
Kratos Defense & Security Solutions Inc.	340,361	35,060,587 *
Moog Inc., Class A Shares	117,336	35,828,548
York Space Systems Inc.	311,759	10,584,218 *
Total Aerospace & Defense		198,730,356
Air Freight & Logistics — 1.7%
GXO Logistics Inc.	629,783	35,639,420 *
Building Products — 2.5%
Modine Manufacturing Co.	113,388	20,938,228 *
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Building Products — continued
Simpson Manufacturing Co. Inc.	63,266	$11,184,163
Trex Co. Inc.	472,402	19,566,891 *
Total Building Products		51,689,282
Construction & Engineering — 2.4%
Construction Partners Inc., Class A Shares	370,011	40,656,809 *
Limbach Holdings Inc.	91,123	7,834,755 *
Total Construction & Engineering		48,491,564
Electrical Equipment — 4.3%
Bloom Energy Corp., Class A Shares	584,653	88,498,925 *
Ground Transportation — 2.2%
XPO Inc.	306,843	45,446,517 *
Machinery — 3.1%
RBC Bearings Inc.	130,068	64,991,077 *
Trading Companies & Distributors — 2.6%
McGrath RentCorp.	232,333	25,949,273
Xometry Inc., Class A Shares	475,716	27,177,655 *
Total Trading Companies & Distributors		53,126,928

Total Industrials		586,614,069
Information Technology — 19.1%
Electronic Equipment, Instruments & Components — 3.6%
Fabrinet	90,480	44,284,531 *
OSI Systems Inc.	116,276	29,085,279 *
Total Electronic Equipment, Instruments & Components		73,369,810
IT Services — 1.4%
Wix.com Ltd.	328,693	28,543,700 *
Semiconductors & Semiconductor Equipment — 7.1%
Allegro MicroSystems Inc.	1,059,578	39,109,024 *
Credo Technology Group Holding Ltd.	225,000	28,188,000 *
Lattice Semiconductor Corp.	707,089	56,934,806 *
Rambus Inc.	129,700	14,763,751 *
Rigetti Computing Inc.	457,672	8,315,900 *
Total Semiconductors & Semiconductor Equipment		147,311,481
Software — 6.4%
Brain Corp.	598,883	1,892,047 *(a)(b)(c)
Cellebrite DI Ltd.	480,231	7,064,198 *
Clearwater Analytics Holdings Inc., Class A Shares	173,097	4,169,907 *
Intapp Inc.	533,758	18,121,084 *
Klaviyo Inc., Class A Shares	1,110,828	24,671,490 *
nCino Inc.	755,327	16,126,231 *
Sprout Social Inc., Class A Shares	607,033	5,493,649 *
Varonis Systems Inc.	1,077,631	32,156,509 *
Zeta Global Holdings Corp., Class A Shares	1,225,911	22,777,426 *
Total Software		132,472,541
Technology Hardware, Storage & Peripherals — 0.6%
IonQ Inc.	314,858	12,588,023 *

Total Information Technology		394,285,555
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
January 31, 2026
 ClearBridge Small Cap Growth Fund
(Percentages shown based on Fund net assets)
Security			Shares	Value

Materials — 3.1%
Chemicals — 3.1%
Balchem Corp.			181,692	$30,918,528
Element Solutions Inc.			1,165,929	33,928,534

Total Materials				64,847,062
Total Common Stocks (Cost — $1,141,656,694)				2,025,244,837
Investments in Underlying Funds — 1.4%
SPDR Series Trust — State Street SPDR S&P Biotech ETF (Cost — $19,767,957)			235,015	29,318,121
	Rate
Preferred Stocks — 0.3%
Information Technology — 0.3%
Software — 0.3%
Brain Corp. (Cost — $10,146,825)	—		1,923,387	6,076,543 *(a)(b)(c)
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Penumbra Inc., Put @ $290.000 (Cost — $64,116)	2/20/26	68	$3,308,216	2,380
Total Investments before Short-Term Investments (Cost — $1,171,635,592)				2,060,641,881
	Rate		Shares
Short-Term Investments — 0.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.496%		2,363,026	2,363,026 (d)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.587%		2,363,026	2,363,026 (d)(e)

Total Short-Term Investments (Cost — $4,726,052)				4,726,052
Total Investments — 100.0% (Cost — $1,176,361,644)				2,065,367,933
Other Assets in Excess of Liabilities — 0.0%††				343,878
Total Net Assets — 100.0%				$2,065,711,811

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Restricted security (Note 3).
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2026, the total market value of investments in Affiliated Companies was $2,363,026 and the cost was $2,363,026 (Note 2).

Abbreviation(s) used in this schedule:
ETF	—	Exchange-Traded Fund
SPDR	—	Standard & Poor’s Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Small Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
As of October 1, 2013, the Fund is open for purchases and incoming exchanges only by existing Fund shareholders and certain categories of investors, with certain exceptions. For more information, please see the prospectus dated March 1, 2025.
Effective December 11, 2025, the Fund will reopen to purchases and incoming exchanges from new investors.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Information Technology	$392,393,508	—	$1,892,047	$394,285,555
Other Common Stocks	1,630,959,282	—	—	1,630,959,282
Investments in Underlying Funds	29,318,121	—	—	29,318,121
Preferred Stocks	—	—	6,076,543	6,076,543
Purchased Options	—	$2,380	—	2,380
Total Long-Term Investments	2,052,670,911	2,380	7,968,590	2,060,641,881
Short-Term Investments†	4,726,052	—	—	4,726,052
Total Investments	$2,057,396,963	$2,380	$7,968,590	$2,065,367,933

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2026. The following transactions were effected in such company for the period ended January 31, 2026.

	Affiliate Value at October 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$3,291,707	$109,995,349	109,995,349	$110,924,030	110,924,030

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2026
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$83,766	—	$2,363,026

ClearBridge Small Cap Growth Fund 2026 Quarterly Report

3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 1/31/2026	Value Per Share	Percent of Net Assets
Brain Corp., Common Shares	598,883	3/21	$2,617,119	$1,892,047	$3.16	0.09%
Brain Corp., Preferred Shares	1,923,387	4/20, 11/20	10,146,825	6,076,543	3.16	0.30
Total			$12,763,944	$7,968,590		0.39%

ClearBridge Small Cap Growth Fund 2026 Quarterly Report